Business Combinations and Acquisitions of Non-Controlling Interests - Coltel Acquisitions (Details) € in Millions, $ in Millions	Dec. 31, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Sep. 30, 2018 COP ($)	Dec. 31, 2017 EUR (€)	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 COP ($)
Disclosure of detailed information about business combination [line items]
Goodwill	€ 25,748			€ 26,841
Impact on the consolidated cash flows					€ 85
Colombia Telecomunicaciones, S.A., ESP | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Consideration paid for the acquisition of control		€ 147	$ 509,975		147	$ 509,975
Fair value of the prior stake					41
Fair value of the minority stake					3
Consideration transferred					191
Intangible assets					13
Property, plant and equipment					147
Deferred tax assets					7
Other non-current assets					16
Cash and cash equivalents					13
Other current assets					18
Deferred tax liabilities					(23)
Other non-current liabilities					(100)
Current liabilities					(26)
Fair value of net assets					65
Goodwill					126
Colombia Telecomunicaciones, S.A., ESP | Customer base | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets					13
Colombia Telecomunicaciones, S.A., ESP | Other intangible assets | Telebucaramanga, Metrotel, and Optecom Acquisition
Disclosure of detailed information about business combination [line items]
Intangible assets					€ 0